Inventories - Summary of Write downs reversals of Inventories (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Write-downs (reversals of write-downs) of inventories [abstract]
Write downs Reversals of Inventories	$ 3,664.5	$ (1,983.0)	$ 1,259.5